Parent Company Information - Schedule of Balance Sheet (Parentheticals) (Details) - Parent [Member] - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Schedule of Balance Sheets [Line Items]
Preferred shares, par value (in Dollars per share)		$ 0.00005	$ 0.00005
Preferred shares, shares authorized (in Shares)		100,000,000	100,000,000
Preferred shares, shares issued (in Shares)		12,000,000	0
Preferred shares, shares outstanding (in Shares)		12,000,000	0
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.165	$ 0.165
Ordinary shares, shares authorized (in Shares)	[1]	3,000,000	272,728
Ordinary shares, shares issued (in Shares)	[1]	151,873	31,048
Ordinary shares, shares outstanding (in Shares)	[1]	148,960	28,135
Treasury shares, at cost (in Shares)	[1]	2,913	2,913

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation and 3 to 1 share consolidation (Note 15).